UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for Quarter Ended: March 31, 2006

Check here if Amendment [x]; Amendment Number: 1

This Amendment (Check only one.):   [x] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

                  Name:     Lockwood Financial Services, Inc.
                  Address:  10 Valley Stream Parkway, Malvern, PA 19355


Form 13F File Number:      28- 11973


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

                  Name:    Elizabeth C. Detwiler
                           Lockwood Financial Services, Inc.
                  Title:   Assistant Secretary
                  Phone:   (610) 695-9150

                  Signature, Place, and Date of Signing:


       /s/ Elizabeth C. Detwiler     Malvern, PA           August 24, 2006
       -------------------------     -----------           ---------------
               Signature             City, State                Date


Explanatory Note

The institutional investment manager is filing this Amendment to the Form 13F filed by Lockwood Advisors, Inc. (28-11769) with the Securities and Exchange Commission on April 20, 2006 (the "Initial Report") for the period ended March 31, 2006. The Initial Report was filed by Lockwood Advisors, Inc. rather than Lockwood Financial Services, Inc. This Amendment provides the correct name and file number of the institutional investment manager required to make the Form 13F report for the March 31, 2006 period. Other than the aforementioned revisions, this Form 13F Amendment does not modify or update the disclosures in the Initial Report in any way.

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Report Type: (Check only one.):

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


         Form 13F File Number          Name

         28-04558                      Parametric Portfolio Associates



                                       2
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:     1

Form 13F Information Table Entry Total:          8
                                            ------------

Form 13F Information Table Entry Total:            $163,164,000
                                                   ------------




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.        Form 13F File Number       Name
      ---        --------------------       ----
      1                                     The Bank of New York Co., Inc.



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

            COLUMN 1      COLUMN 2  COLUMN 3 COLUMN 4           COLUMN 5    COLUMN 6   COLUMN 7               COLUMN 8
            --------      --------  -------- --------           --------    --------   --------               --------
                                                                                                          VOTING AUTHORITY
                          TITLE OF             VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER
         NAME OF ISSUER    CLASS      CUSIP  (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS      SOLE     SHARED      NONE
         --------------    -----      -----  --------  -------  ---  ----  ----------  --------      ----     ------      ----

ISHARES TR 1-3 YR TRES    COMMON   464287457 18,770    234,666  SH         DEFINED        1                             234,666
ISHARES TR LEHMAN AGG     COMMON   464287226 31,368    316,598  SH         DEFINED        1                             316,598
ISHARES TR MSCI EAFE      COMMON   464287465 15,588    240,112  SH         DEFINED        1                             240,112
ISHARES TR RUSSELL 1000   COMMON   464287598 13,272    181,546  SH         DEFINED        1                             181,546
ISHARES TR RUSSELL 2000   COMMON   464287655  2,465     32,460  SH         DEFINED        1                              32,460
ISHARES TR RUSSELL MIDCAP COMMON   464287499 27,737    292,994  SH         DEFINED        1                             292,994
SPDR TR UNIT SER 1        COMMON   78462F103 52,505    404,420  SH         DEFINED        1                             404,420
VANGUARD INDEX TR REIT    COMMON   922908553  1,454     21,412  SH         DEFINED        1                              21,412




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